The 59 Wall Street Fund, Inc.
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


March 4, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re: The 59 Wall Street Fund, Inc. (File no. 33-48605) (the "Registrant"); Statements of Additional Information dated February 28, 1997, for The 59 Wall Street Small Company Fund, The 59 Wall Street European Equity Fund, The 59 Wall Street Pacific Basin Equity Fund, The 59 Wall Street U.S. Equity Fund and The 59 Wall Street Inflation-Indexed Securities Fund, each a series of the Registrant (the "Funds").
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Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the above-captioned Statements of Additional Information that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 7 and post-effective amendment no. 18 to the Registrant's registration statement on Form N-1A (File no. 33-48605) (the "Amendments") would not have differed from that contained in the Amendments, which are the most recent amendments to such registration statement with respect to the Funds and was filed electronically on February 28, 1997.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


THE 59 WALL STREET FUND, INC.

By:  /s/LINDA T. GIBSON
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     Linda T. Gibson
     Secretary